Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of TSYS Equity Investments	A summary of TSYS’ equity investments at December 31 is as follows:

(in thousands)	2011	2010
CUP Data	$76,110	70,479
TSYS de México	6,814	6,648

Total	$82,924	77,127